INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of income tax provision (benefit)
The income tax provision (benefit) for the years ended December 31, 2016 and 2015 consisted of the following:

	December 31,
	2016	2015
	(In thousands)
U.S. Federal:
Current	$-	$-
Deferred	(2,971)	(10,560)

State and local:
Current	-	-
Deferred	(124)	(914)
	(3,095)	(11,474)
Change in valuation allowance	3,095	11,474
Income tax provision	$-	$-

Reconciliation of Company's effective tax rate to the expected federal tax rate
Reconciliation of the Company’s effective tax rate to the expected U.S. federal tax rate is:

	For the Year Ended
	December 31,
	2016	2015
Effective federal tax rate	34.00%	34.00%
State tax rate, net of federal benefit	1.42%	2.94%
Change in fair value derivative liability	-1.32%	1.42%
Debt discount amortization	-4.11%	-0.01%
Share based compensation differences and forfeitures	-2.28%	-4.18%
Change in rate	-5.90%	2.34%
Other permanent differences	-12.29%	-1.07%
Other	-0.10%	0.01%
Valuation allowance	-9.42%	-35.45%
Net	-%	-%

Summary of deferred tax assets
The tax effects of temporary differences that give rise to the Company’s deferred tax asset as of December 31, 2016 and 2015 consisted of the following:

	December 31,
	2016	2015
	(In thousands)
Deferred tax assets:
Oil and gas properties and equipment	$5,156	$3,848
Net operating loss carry-forward	42,017	41,389
Share based compensation	2,135	1,279
Abandonment obligation	445	77
Derivative instruments	-	21
Accrued liabilities	-	37
Debt conversion costs	482	488
Other	28	29
Total deferred tax asset	50,263	47,168
Valuation allowance	(50,263)	(47,168)
Deferred tax asset , net of valuation allowance	$-	$-

Deferred tax liabilities:
Oil and gas properties and equipment	$-	$-
Total deferred tax liability	-	-
Net deferred tax asset (liability)	$-	$-

Brushy Resources, Inc [Member]
Summary of income tax provision (benefit)
For the years ended December 31, 2015 and 2014, the Company estimated that its current and deferred tax provision was as follows:

	2015	2014
Current taxes:
Federal	$-	$-
State	17,157	(15,465)
Total current tax benefit / (expense)	17,157	(15,465)
Deferred taxes:
Federal	27,984,379	1,449,296
State	133,932	53,375
Total deferred tax benefit	28,118,311	1,502,671
Change in valuation allowance	(14,078,569)	-
Total deferred income tax expense	14,039,742	1,502,671
Total current and deferred tax expenses	$14,056,899	$1,487,206

Reconciliation of Company's effective tax rate to the expected federal tax rate
A reconciliation of income tax expense (benefit) computed by applying the U.S. federal statutory income tax rate and the reported effective tax rate on income for the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Income tax provision calculated using the federal statutory income tax rate	$(27,139,366)	$1,444,432
State income taxes, net of federal income taxes	(25,205)	37,910
Permanent differences, rate changes and other	3,932	4,864
Adjustment of previous deferred tax amounts	(974,829)	-
Change in valuation allowance	14,078,569	-
Total income tax expense	$(14,056,899)	$(1,487,206)

Summary of deferred tax assets
Deferred income taxes arise from temporary differences in the recognition of certain items for income tax and financial reporting purposes. The approximate tax effects of significant temporary differences which comprise the deferred tax assets and liabilities at December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
Deferred tax assets
Federal and state net operating loss carryforwards	$9,380,168	$6,864,241
Oil and natural gas properties and other equipment	2,122,275	-
Stock-based compensation	1,596,776	1,214,378
Asset retirement obligations	1,222,830	1,225,887
Other	5,784	5,784

Total deferred tax assets	14,327,833	9,310,290

Deferred tax liabilities:
Oil and natural gas properties and other equipment	-	(22,749,563)
Derivatives	(249,264)	(600,469)

Total deferred tax liabilities	(249,264)	(23,350,032)

Total net deferred tax (liability)	14,078,569	(14,039,742)
Valuation allowance	(14,078,569)	-
Deferred tax asset (liability), net of valuation allowance	$-	$(14,039,742)

Summary of Operating Loss Carryforwards	At December 31, 2015, the Company has net operating losses as follows:
	Amount	Expiration
Net operating losses:
Federal	$26,846,276	Dec. 2032 to 2035
State	6,562,922	Dec. 2032 to 2035